Property, plant and equipment - Schedule of changes in property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Beginning balance		R$ 151,492	R$ 197,688
Additions		79,734	45,407
Additions through business combinations			796
Disposals		(15,222)	(34,313)
Depreciation		(55,052)	(58,086)
Transfers		0	0
Ending balance		160,952	151,492
IT equipment [member]
Property, Plant and Equipment
Beginning balance		21,612	36,969
Additions		7,396	2,673
Additions through business combinations			0
Disposals		(944)	(2)
Depreciation		(22,480)	(18,028)
Transfers		67	0
Ending balance		5,651	21,612
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Beginning balance		22,247	24,102
Additions		15,259	2,298
Additions through business combinations			613
Disposals		(321)	(1,029)
Depreciation		(7,681)	(3,737)
Transfers		2	0
Ending balance		29,506	22,247
Property, buildings and improvements [member]
Property, Plant and Equipment
Beginning balance		10,817	12,646
Additions		6,510	0
Additions through business combinations			183
Disposals		(2,875)	(586)
Depreciation		(3,743)	(5,720)
Transfers		19,035	4,294
Ending balance		29,744	10,817
In progress [member]
Property, Plant and Equipment
Beginning balance	[1]	16,765	4,494
Additions	[1]	3,178	16,565
Additions through business combinations	[1]		0
Disposals	[1]	(2)	0
Depreciation	[1]	0	0
Transfers	[1]	(19,104)	(4,294)
Ending balance	[1]	837	16,765
Right of use assets [member]
Property, Plant and Equipment
Beginning balance	[2]	80,008	119,086
Additions	[2]	47,391	23,871
Additions through business combinations	[2]		0
Disposals	[2]	(11,080)	(32,348)
Depreciation	[2]	(21,148)	(30,601)
Transfers	[2]	0	0
Ending balance	[2]	95,171	80,008
Land [member]
Property, Plant and Equipment
Beginning balance		43	391
Additions			0
Additions through business combinations			0
Disposals		0	(348)
Depreciation		0	0
Transfers		0	0
Ending balance		R$ 43	R$ 43

[1]	In 2023, refers to improvements made to the new leased property to offer Anglo courses.
[2]	In 2024, the addition of right of use of R$ 47,391 is substantially referred to recognition of a new lease agreement for the property used to offer preparatory course for university entrance exams (“Anglo Course”), see the corresponding lease liabilities in note 16.